Summary of Significant Accounting Policies - Schedule of Property, Plant, and Equipment (Details)	Dec. 31, 2023
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, useful life	5 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, useful life	5 years
Lab equipment
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, useful life	5 years